NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide Global Sustainable Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Government Money Market Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide International Index Fund
Nationwide Bailard International Equities Fund	Nationwide International Small Cap Fund
Nationwide Bailard Technology & Science Fund	Nationwide Long/Short Equity Fund
Nationwide Bond Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bond Index Fund	Nationwide Loomis Core Bond Fund
Nationwide Core Plus Bond Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide Mid Cap Market Index Fund
(formerly, Nationwide Large Cap Equity Fund)	Nationwide S&P 500 Index Fund
Nationwide Dynamic U.S. Growth Fund	Nationwide Small Cap Index Fund
(formerly, Nationwide Growth Fund)	Nationwide Small Company Growth Fund
Nationwide Emerging Markets Debt Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated August 5, 2019
to the Statement of Additional Information (“SAI”) dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Dynamic U.S. Growth Fund (“Fund”)

Effective August 5, 2019, the SAI is amended as follows:

1.	The information relating to the Fund in the table under the heading “Investment Adviser” starting on page 63 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Dynamic U.S. Growth Fund	$0 up to $5 billion $5 billion and more	0.45% 0.425%

2.	The information relating to the Fund in the bullet point list under the heading “Limitation of Fund Expenses” on page 66 of the SAI is deleted in its entirety and replaced with the following:

•	Nationwide Dynamic U.S. Growth Fund to 0.50% until February 28, 2022

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE